Schedule II - Valuation And Qualifying Accounts (Details) - Allowance For Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	$ (13,244)	$ (14,728)	$ (12,590)
(CHARGED) CREDITED TO COSTS AND EXPENSES	(16,420)	(14,435)	(13,079)
(CHARGED) CREDITED TO OTHER ACCOUNTS	(1,518)	(1,169)	(840)
DEDUCTIONS	16,946	17,088	11,781
BALANCE AT END OF PERIOD	$ (14,236)	$ (13,244)	$ (14,728)